Loans Receivable - Summary of Loans Receivables Balance by Credit Quality Indicator (Details) - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Loan receivable	$ 8,253,490	$ 8,110,077	$ 4,913,279
Credit Score 550-575 [Member]
Loan receivable	21,619
Credit Score 576-600 [Member]
Loan receivable	195,543
Credit Score 601 - 650 [Member]
Loan receivable	3,693,022
Credit Score 651 - 700 [Member]
Loan receivable	3,166,855
Credit Score 701 - 750 [Member]
Loan receivable	938,472
Credit Score 751 - 800 [Member]
Loan receivable	168,883
Credit Score 801 - 850 [Member]
Loan receivable	52,813
Credit Score 851-900 [Member]
Loan receivable	$ 16,283	18,248
Credit Score 576 - 600 [Member]
Loan receivable		149,056	299,040
Credit Score 601 - 650 [Member]
Loan receivable		3,397,512	2,180,507
Credit Score 651 - 700 [Member]
Loan receivable		3,230,308	1,737,587
Credit Score 701 - 750 [Member]
Loan receivable		1,097,225	558,305
Credit Score 751 - 800 [Member]
Loan receivable		185,840	113,581
Credit Score 801 - 850 [Member]
Loan receivable		$ 50,136	24,259
Credit Score Below 575 [Member]
Loan receivable